Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) defined_benefit_plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
Total expense under employee benefit plans	$ 4.5	$ 4.3	$ 3.6
Company matching contributions	$ 0.1	0.2	$ 0.2
Number of defined benefit plans | defined_benefit_plan	7
Liability under the defined benefit plans	$ 7.2	$ 9.3